Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 27, 2014	Dec. 28, 2013
ASSETS
Cash and cash equivalents	$ 1,293	$ 1,686
Receivables (net of allowances of $21 in 2014 and $26 in 2013)	1,080	1,048
Inventories	1,775	1,616
Deferred income taxes	384	360
Other current assets	259	198
Total current assets	4,791	4,908
Property, plant and equipment, net	4,192	4,115
Goodwill	11,404	11,505
Intangible assets, net	2,234	2,229
Other assets	326	391
TOTAL ASSETS	22,947	23,148
LIABILITIES
Current portion of long-term debt	1,405	4
Accounts payable	1,537	1,548
Accrued marketing	511	685
Accrued employment costs	163	184
Dividends payable	324	313
Accrued postretirement health care costs	192	197
Other current liabilities	641	479
Total current liabilities	4,773	3,410
Long-term debt	8,627	9,976
Deferred income taxes	340	662
Accrued pension costs	1,105	405
Accrued postretirement health care costs	3,399	3,080
Other liabilities	338	428
TOTAL LIABILITIES	$ 18,582	$ 17,961
Commitments and Contingencies (Note 11)
EQUITY
Common stock, no par value (5,000,000,000 shares authorized; 601,402,816 shares issued at December 27, 2014 and 596,843,449 at December 28, 2013)	$ 0	$ 0
Additional paid-in capital	4,678	4,434
Retained earnings	1,045	1,281
Accumulated other comprehensive losses	(562)	(499)
Treasury stock, at cost	(796)	(29)
TOTAL EQUITY	4,365	5,187
TOTAL LIABILITIES AND EQUITY	$ 22,947	$ 23,148